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

                              KEMPER VARIABLE SERIES

Kemper Aggressive Growth Portfolio                           KVS Index 500 Portfolio
Kemper Blue Chip Portfolio                                   Kemper International Portfolio
Kemper Contrarian Value Portfolio                            Kemper Investment Grade Bond Portfolio
KVS Focused Large Cap Growth Portfolio                       Kemper New Europe Portfolio
Kemper Global Blue Chip Portfolio                            Kemper Money Market Portfolio
Kemper Government Securities Portfolio                       Kemper Small Cap Growth Portfolio
Kemper Growth Portfolio                                      Kemper Small Cap Value Portfolio
KVS Growth and Income Portfolio                              Kemper Strategic Income Portfolio
KVS Growth Opportunities Portfolio                           Kemper Technology Growth Portfolio
Kemper High Yield Portfolio                                  Kemper Total Return Portfolio
Kemper Horizon 5 Portfolio                                   Kemper Value+Growth Portfolio
Kemper Horizon 10+ Portfolio                                 KVS Dreman Financial Services Portfolio
Kemper Horizon 20+ Portfolio                                 KVS Dreman High Return Equity Portfolio
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        Supplement to Statement of Additional Information dated May 1, 2000

The following information supplements the disclosure in the "Investment Manager and Distributor" section of the Portfolios' Statement of Additional Information:

On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


October 30, 2000